Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities:
Net income	$ 364	$ 1,416	$ 682
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	686	692	628
Impairment loss	15	9	0
Gain on sales of assets, net	(9)	(306)	0
Loss (gain) on foreign currency transactions	13	41	(26)
Share-based compensation	65	124	78
Amortization of deferred financing costs and other	32	38	50
Distributions from unconsolidated affiliates	22	26	22
Deferred income taxes	(79)	(479)	14
Accounts receivable, net	(143)	(47)	(143)
Inventories	15	(39)	56
Prepaid expenses	0	(27)	(8)
Income taxes receivable	84	35	(57)
Other current assets	(2)	32	(10)
Accounts payable, accrued expenses and other	232	90	8
Income taxes payable	28	13	10
Change in timeshare financing receivables	(54)	(49)	(27)
Change in deferred revenues	(219)	(212)	(179)
Change in liability for guest loyalty program	154	64	206
Change in other liabilities	199	154	12
Other	(38)	(129)	(9)
Net cash provided by operating activities	1,365	1,446	1,307
Investing Activities:
Capital expenditures for property and equipment	(317)	(310)	(268)
Acquisitions, net of cash acquired	0	(1,402)	0
Proceeds from asset dispositions	11	2,205	44
Contract acquisition costs	(55)	(37)	(65)
Software capitalization costs	(81)	(62)	(69)
Other	36	(20)	(48)
Net cash provided by (used in) investing activities	(478)	414	(310)
Financing Activities:
Borrowings	4,715	48	350
Repayment of debt	(4,359)	(1,624)	(1,424)
Debt issuance costs	(76)	0	(9)
Capital contribution	0	0	13
Dividends paid	(277)	(138)	0
Distributions to noncontrolling interests	(32)	(8)	(5)
Tax withholdings on share-based compensation	(15)	(31)	0
Net cash used in financing activities	(44)	(1,753)	(1,075)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(15)	(19)	(14)
Net increase (decrease) in cash, restricted cash and cash equivalents	828	88	(92)
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	633	628	706
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	223	140	154
Cash, restricted cash and cash equivalents, beginning of period	856	768	860
Cash, restricted cash and cash equivalents from continuing operations, end of period	1,183	633	628
Cash, restricted cash and cash equivalents from discontinued operations, end of period	501	223	140
Cash, restricted cash and cash equivalents, end of period	$ 1,684	$ 856	$ 768